Annual Operating Expenses - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2024
Operating Expenses:
Management fee	0.65%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.66%

[1]	BThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[2]	AAdjusted to reflect current fees.